Other income and expenses (Tables)	6 Months Ended
Jun. 30, 2021
Other income and expenses
Schedule of other operating income

	For the Three months ended June 30		For the Six months ended June 30
in EUR k	2020	2021	2020	2021
Government grants	703	837	1,405	1,177
Others	98	439	341	465
Total other operating income	801	1,276	1,746	1,642

Schedule of other operating expenses

	For the Three months ended June 30		For the Six months ended June 30
in EUR k	2020	2021	2020	2021
Currency losses	37	(8)	37	26
Others	—	10	101	10
Total other operating expenses	37	2	138	36